CAPITAL RESERVE - Summary of Capital Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Opening carrying amount	$ 87,109	$ 79,909	$ 34,212
Issue of ordinary shares as a payment of contingent consideration	10,216	7,619	35,910
Share options expired	0
Transfer from share capital reserve upon change of par value			0
Closing carrying amount	118,924	87,109	79,909
CAPITAL RESERVE
Disclosure Of Classes Of Share Capital [Line Items]
Opening carrying amount	63,723	55,953	19,979
Issue of ordinary shares as a payment of contingent consideration	10,216	7,619	35,910
Issue of ordinary shares in initial public offering, net of attributable costs			35,910
Issue of ordinary shares as payment of consideration for Roto Sports acquisition		4,600
Issue of ordinary shares as payment of consideration for BonusFinder acquisition		2,792
Share options and warrants exercised	201	151	0
Issue of restricted shares	304	227	0
Share options expired	26	0	0
Transfer from share capital reserve upon change of par value	0	0	64
Closing carrying amount	74,166	$ 63,723	$ 55,953
CAPITAL RESERVE | Ordinary Shares Issued As Contingent Consideration
Disclosure Of Classes Of Share Capital [Line Items]
Issue of ordinary shares as a payment of contingent consideration	$ 9,912